Financial investments - Summary of equity instruments measured at fair value through other comprehensive income (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	S/ 444,878	S/ 512,884
Listed shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	407,636	474,588
Non-listed shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	S/ 37,242	S/ 38,296